SCHEDULE OF VALUATION OF CONVERTIBLE NOTE AND WARRANT (Details) - GNQ INSILICO INC [Member]	Mar. 31, 2026	Mar. 16, 2026
Convertible Debt [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Measurement input	18.5461	18.5461
Convertible Debt [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Measurement input	62.63	59.54
Convertible Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Measurement input	3.72	3.72
Convertible Debt [Member] | Measurement Input, Discount Rate [Member]
Short-Term Debt [Line Items]
Measurement input	19.12	18.75
Convertible Debt [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Measurement input	0.46	0.50
Convertible Debt [Member] | Measurement Input Discount Rate Calibrated [Member]
Short-Term Debt [Line Items]
Measurement input	40.13	43.69
Warrant [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Measurement input	18.5461	18.5461
Warrant [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Measurement input	62.41	63.10
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Measurement input	3.92	3.80
Warrant [Member] | Measurement Input, Discount Rate [Member]
Short-Term Debt [Line Items]
Measurement input
Warrant [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Measurement input	4.96	5